Note 14 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	2025			2024
	Computer software	Intellectual property rights	Total	Computer software	Intellectual property rights (1)	Total
January 1
Cost	$582,461	$3,850,000	$4,432,461	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(415,300)	(1,085,500)	(1,500,800)	(136,050)	(550,000)	(686,050)
	$167,161	$2,764,500	$2,931,661	$419,512	$5,450,000	$5,869,512

At January 1	$167,161	$2,764,500	$2,931,661	$419,512	$5,450,000	$5,869,512
Additions	54,987	-	54,987	42,838	-	42,838
Adjustment (1)	-	-	-	-	(2,150,000)	(2,150,000)
Amortization expenses	(218,273)	(342,000)	(560,273)	(285,701)	(535,500)	(821,201)
Currency translation adjustments	5,903	-	5,903	(9,488)	-	(9,488)
At December 31	$9,778	$2,422,500	$2,432,278	$167,161	$2,764,500	$2,931,661

December 31
Cost	$567,424	$3,850,000	$4,417,424	$582,461	$3,850,000	$4,432,461
Accumulated amortization	(557,646)	(1,427,500)	(1,985,146)	(415,300)	(1,085,500)	(1,500,800)
	$9,778	$2,422,500	$2,432,278	$167,161	$2,764,500	$2,931,661

Disclosure of detailed information about amortization for intangible assets, other than goodwill [text block]
	Year ended December 31,
	2025	2024	2023
Selling and marketing expenses	$1,865	$356	$5,131
General and administrative expenses	179,634	264,111	152,925
Research and development expenses	378,774	556,734	567,975
	$560,273	$821,201	$726,031